Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-256665
Entity Registrant Name	ABITS GROUP INC
Entity Central Index Key	0001864055
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Level 24 Lee Garden One 33 Hysan
Entity Address, Address Line Two	Avenue Causeway Bay
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	ABTS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,370,139
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of ABITS Group Inc. and subsidiaries (formerly known as MOXIAN (BVI) INC) (the “Company”) as of December 31, 2024, 2023 and 2022, and the related consolidated statements of operations and comprehensive loss, changes to stockholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2024, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 24 Lee Garden One 33 Hysan
Entity Address, Address Line Two	Avenue Causeway Bay
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+852
Local Phone Number	9855 6575
Contact Personnel Name	Wanhong Tan, Chief Financial Officer
Contact Personnel Email Address	yf@abitgrp.com